Employee and Director Benefit Programs	12 Months Ended
Dec. 31, 2011
Employee and Director Benefit Programs [Abstract]
Employee and Director Benefit Programs
(12)	Employee and Director Benefit Programs

The Company has a profit sharing and 401(k) plan for the benefit of substantially all employees subject to certain minimum age and service requirements. Under the 401(k) plan, the Company matched employee contributions to a maximum of 2.50% of annual compensation for 2011 and 2010, and 5.00% of annual compensation for 2009.  The Company's contribution pursuant to this formula was approximately $219,000, $208,000 and $482,000 for the years 2011, 2010 and 2009, respectively.  Investments of the 401(k) plan are determined by the compensation committee consisting of selected outside directors and senior executive officers.  No investments in Company stock have been made by the 401(k) plan. The vesting schedule for the 401(k) plan begins at 20 percent after two years of employment and graduates 20 percent each year until reaching 100 percent after six years of employment.

In December 2001, the Company initiated a postretirement benefit plan to provide retirement benefits to key officers and its Board of Directors and to provide death benefits for their designated beneficiaries.  Under the postretirement benefit plan, the Company purchased life insurance contracts on the lives of the key officers and each director.  The increase in cash surrender value of the contracts constitutes the Company's contribution to the postretirement benefit plan each year.  Postretirement benefit plan participants are to be paid annual benefits for a specified number of years commencing upon retirement. Expenses incurred for benefits relating to the postretirement benefit plan were approximately $355,000, $279,000 and $609,000 for the years 2011, 2010 and 2009, respectively.

The Company is currently paying medical benefits for certain retired employees. Postretirement medical benefits expense, including amortization of the transition obligation, as applicable, was approximately $23,000 for each of the years ended December 31, 2011, 2010 and 2009.

The following table sets forth the change in the accumulated benefit obligation for the Company's two postretirement benefit plans described above:

(Dollars in thousands)
	2011	2010

Benefit obligation at beginning of period	$2,607	2,355
Service cost	303	244
Interest cost	64	53
Benefits paid	(51)	(45)

Benefit obligation at end of period	$2,923	2,607

The amounts recognized in the Company's Consolidated Balance Sheet as of December 31, 2011 and 2010 are shown in the following two tables:

(Dollars in thousands)
	2011	2010

Benefit obligation	$2,923	2,607
Fair value of plan assets	-	-

(Dollars in thousands)
	2011	2010

Funded status	$(2,923)	(2,607)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(2,923)	(2,607)

Unfunded accrued liability	$(2,923)	(2,607)
Intangible assets	-	-

Net amount recognized	$(2,923)	(2,607)

Net periodic benefit cost of the Company's two post retirement benefit plans for the years ended December 31, 2011 and 2010 consisted of the following:

(Dollars in thousands)
	2011	2010

Service cost	$303	244
Interest cost	64	53

Net periodic cost	$367	297

Weighted average discount rate assumption used to
determine benefit obligation	6.59%	6.65%

During the year ended December 31, 2011, the Company paid benefits under the two postretirement plans totaling $51,000.  Information about the expected benefit payments for the Company's two postretirement benefit plans is as follows:

(Dollars in thousands)

Year ending December 31,
2012	$86
2013	$201
2014	$224
2015	$255
2016	$256
Thereafter	$9,203

Relating to the postretirement benefit plan, the Company is required to recognize an obligation for either the present value of the entire promised death benefit or the annual “cost of insurance” required to keep the policy in force during the postretirement years.  The Company made a $467,000 reduction to retained earnings in 2008 pursuant to the guidance of the pronouncement to record the portion of this benefit earned by participants prior to adoption of this pronouncement.   In 2009, the Company made a $358,000 addition to retained earnings to reflect an adjustment of the cumulative effect due to policy amendments to the individual split-dollar plans implemented during 2009.

Members of the Board of Directors are eligible to participate in the Company's Omnibus Stock Ownership and Long Term Incentive Plan (the “Stock Benefits Plan”).  Each director was awarded 9,737 book value shares (adjusted for stock dividends and stock splits) under the Stock Benefits Plan.  The book value of the shares awarded ranged from $6.31 to $8.64.  All book value shares were fully vested on May 6, 2009 and were exercised in 2009.  The Company did not record any expenses associated with the Stock Benefits Plan in 2011 and 2010.  The Company recorded expenses of approximately $59,000 associated with the benefits of the Stock Benefits Plan in the year ended December 31, 2009.

A summary of book value shares activity under the Stock Benefits Plan for the years ended December 31, 2011, 2010 and 2009 is presented below.

	2011		2010		2009
	Shares	Weighted Average Price of Book Value Shares	Shares	Weighted Average Price of Book Value Shares	Shares	Weighted Average Price of Book Value Shares
Outstanding, beginning of period	-	$-	-	$-	97,377	$7.38
Exercised during the period	-	$-	-	$-	(97,377)	$7.38

Outstanding, end of period	-	$-	-	$-	-	$-

Number of shares exercisable	-	$-	-	$-	-	$-